Expense by Nature - Summary of Expenses by Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Employee benefit expenses	¥ 15,080,319	¥ 16,402,993	¥ 14,145,207
Loan origination and servicing expenses	3,667,962	5,712,598	7,091,078
Promotion and advertising expenses	1,525,797	1,685,847	1,221,762
Outsourcing service expenses	1,391,292	1,355,273	1,333,342
Payment processing expenses	1,134,905	1,197,869	1,204,712
Trust management fee	1,251,761	1,078,380	504,428
Business entertainment expenses	389,369	619,328	769,834
Depreciation of right-of-use assets	578,014	608,889	604,018
Taxes and surcharges	568,826	534,647	380,460
Depreciation of property and equipment	177,799	193,511	226,862
Audit fees	39,271	42,376	49,618
Amortization of intangible assets	15,325	22,234	31,831
Listing expenses	11,418	0	0
Others	1,057,293	740,039	1,049,327
Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	¥ 26,889,351	¥ 30,193,984	¥ 28,612,479